Condensed Consolidated Statement of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Revenue:
License and research revenue	$ 2,270	$ 1,650	$ 3,703	$ 2,923
Product sales and services	4,128	2,195	10,068	4,302
Other revenues	1,684	1,696	3,485	3,456
Total revenue	8,082	5,541	17,256	10,681
Costs and expenses:
Cost of goods and services sold	(1,636)	(1,283)	(3,588)	(2,278)
Research and development	(6,742)	(7,304)	(13,836)	(15,833)
Selling, general and administrative	(4,295)	(2,706)	(7,850)	(5,197)
Fair value remeasurement of acquisition liabilities, incl. related parties	(12,607)	(28,623)	(27,233)	(31,599)
Acquisition note expenses, incl. related parties			(3,013)	0
Amortisation of intangible R&D assets	(2,938)	0	(5,875)	0
Total	(28,218)	(39,916)	(61,395)	(54,907)
Profit (loss) from operations	(20,136)	(34,375)	(44,139)	(44,226)
Interest income net	94	(640)	(5,414)	(1,069)
Interest expense on debt related to the royalty agreement with related parties	(1,079)	(2,015)	(1,235)	(2,015)
Foreign exchange gain (loss)	292	(33)	471	(9)
Other income (loss)	29	501	82	466
Income (loss) before income taxes	(20,800)	(36,562)	(50,235)	(46,853)
Income tax benefit (expense)	(273)	3,708	2,524	5,170
Net income (loss)	$ (21,073)	$ (32,854)	$ (47,711)	$ (41,683)
Earnings (loss) per share
Basic earnings (loss) per ordinary share	$ (0.55)	$ (1.29)	$ (1.43)	$ (1.64)
Diluted earnings (loss) per share	$ (0.55)	$ (1.29)	$ (1.43)	$ (1.64)
Weighted average number of shares outstanding (in thousands) :
Basic (in shares)	38,438	25,421	33,403	25,418
Diluted (in shares)	38,438	25,421	33,403	25,418